Summary of Capital Trust Securities (Details) - TD Capital Trust IV [member] Securities in Thousands, $ in Millions	12 Months Ended
	Oct. 31, 2021 CAD ($) Securities	Oct. 31, 2020 CAD ($)
Disclosure of trust capital securities [line items]
Number of capital trust securities | Securities	1,200
Principal amount | $	$ 450	$ 1,200
TD Capital Trust IV Notes - Series 2 [member]
Disclosure of trust capital securities [line items]
Number of capital trust securities | Securities	450
Distribution/Interest payment dates	June 30, Dec. 31
Annual yield	10.00%
Redemption date at the option issuer	Jun. 30, 2014
Principal amount | $	$ 450	450
TD Capital Trust IV Notes - Series 3 [member]
Disclosure of trust capital securities [line items]
Number of capital trust securities | Securities	750
Distribution/Interest payment dates	June 30, Dec. 31
Annual yield	6.631%
Redemption date at the option issuer	Dec. 31, 2014
Principal amount | $		$ 750